Events After the Reporting Period	12 Months Ended
Dec. 31, 2020
Events After the Reporting Period
Events After the Reporting Period

(G.8) Events After the Reporting Period

Qualtrics Initial Public Offering (IPO)

On January 28, 2021, Qualtrics International Inc. (Qualtrics) successfully issued 12% of its shares on the Nasdaq Stock Market (NASDAQ). Qualtrics placed 82 million new shares with a total placement volume of US$2.3 billion including a private placement transaction. Since SAP did not participate in the capital increase, SAP’s ownership decreased to 83%. However, SAP continues to hold high-vote Class B common stock and, as a result, its current voting power exceeds 98%.

In connection with the IPO, Qualtrics conducted a voluntary exchange offer to exchange existing share-based payment awards of Qualtrics employees (Qualtrics Rights and Move SAP RSUs) for awards with underlying shares of Qualtrics at an exchange ratio based upon the IPO price of Qualtrics Class A common stock; the exchange ratio is designed to preserve the intrinsic value of the Qualtrics Rights and Move SAP RSUs that will be tendered. The exchange offer is limited to eligible employees and is subject to various terms and conditions as more fully described in the prospectus relating to such exchange offer published by Qualtrics.

Organizational Changes

At the beginning of 2021, SAP modified its organizational structure to further drive simplification and integration. The organizational changes which will also affect SAP’s segment reporting. SAP has already started the process of redefining its management reporting under the new organizational structure, which the segment reporting will follow.

Restructuring

To accelerate the modernization of its cloud infrastructure and to harmonize its platform structure, SAP will undertake a restructuring program in the Global Cloud Services area. The execution started in Q1 2021 and will continue until the end of 2022. Total restructuring expenses are projected to be €150 million to €200 million. The majority of these expenses will be impairments of data centers and related assets.

Acquisition of Signavio

In January 2021, SAP announced it had entered into an agreement to acquire Signavio GmbH, a leader in the enterprise business process intelligence and process management space. The initial purchase price is €950 million. The transaction is expected to close in the first quarter of 2021, subject to regulatory approval.